Note 13 - 401(K) Plans (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost of Professional Fees and Selling, General and Administrative Expenses [Member]
Defined Contribution Plan, Cost	$ 195,367	$ 85,199